Stock Based Compensation	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Stock Based Compensation
21.	Stock Based Compensation
The Company’s stock based compensation consists of share purchase options (Note 20.2), restricted share units (Note 20.3) and performance share units (Note 21.1). The accrued value of share purchase options and restricted share units are reflected as reserves in the shareholder’s equity section of the Company’s balance sheet while the accrued value associated with performance share units is reflected as an accrued liability.

21.1.	Performance Share Units (“PSUs”)
The Company has established a Performance Share Unit Plan (“the PSU plan”) whereby PSUs will be issued to eligible employees as determined by the Company’s Board of Directors or the Company’s Compensation Committee. PSUs issued under the PSU plan entitle the holder to a cash payment at the end of a three year performance period equal to the number of PSUs granted, multiplied by a performance factor and multiplied by the fair market value of a Wheaton common share on the expiry of the performance period. The performance factor can range from 0% to 200% and is determined by comparing the Company’s total shareholder return to those achieved by various peer companies, the Philadelphia Gold and Silver Index and the price of gold and silver.
Compensation expense for the PSUs is recorded on a straight-line basis over the three year vesting period. The amount of compensation expense is adjusted at the end of each reporting period to reflect (i) the fair value of common shares; (ii) the number of PSUs anticipated to vest; and (iii) the anticipated performance factor.
During the year ended December 31, 2019, the Company issued 191,410 PSUs as compared to 220,260 PSUs during the comparable period of the previous year.
A continuity schedule of the Company’s outstanding PSUs (assuming a performance factor of 100% is achieved over the performance period) and the Company’s PSU accrual from January 1, 2018 to December 31, 2019 is presented below:

(in thousands, except for number of PSUs outstanding)	Number of PSUs Outstanding	PSU accrual liability

At January 1, 2018	656,599	$1,430

Granted	220,260	-

Accrual related to the fair value of the PSUs outstanding	-	9,517

Foreign exchange adjustment	-	(185)

Paid 1	(218,615)	-

Forfeited	(2,517)	(6)

At December 31, 2018	655,727	$10,756

Granted	191,410	-

Accrual related to the fair value of the PSUs outstanding	-	17,174

Foreign exchange adjustment	-	479

Paid	(229,050)	(9,325)

Forfeited	(13,395)	(15)

At December 31, 2019	604,692	$19,069

1)	The PSUs paid out during 2018 had a performance factor of 0% resulting in a cash disbursement of $Nil.
A summary of the PSUs outstanding at December 31, 2019 is as follows:

Year of Grant	Year of Maturity	Number outstanding	Estimated Value Per PSU at Maturity	Anticipated Performance Factor at Maturity	Percent of Vesting Period Complete at Dec 31, 2019	PSU Liability at Dec 31, 2019
2017	2020	204,142	$28.46	199%	92%	$10,668
2018	2021	213,820	$28.46	192%	59%	6,895
2019	2022	186,730	$28.45	111%	26%	1,506
		604,692				$19,069